DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 14,743	$ 15,855
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,706	1,702
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,265	10,996
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	779	53
Inflation linked swap contract | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	172	$ 167
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,829
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	681
Floating Interest Rate Benchmarked Against CDOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,533